Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	The following table presents the calculation of basic and diluted net loss per share during the three and nine months ended September 30, 2024 and 2023 (dollars in thousands, except per share data):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(4,992)	$(10,437)	$(18,073)	$(37,341)

Denominator:
Weighted-average shares of Class A common stock outstanding	11,933,602	327,343	10,349,618	232,505
Net loss per share, basic and diluted	$(0.42)	$(31.88)	$(1.75)	$(160.60)
The following table presents the calculation of basic and diluted net loss per share during the years ended December 31, 2023 and 2022 (dollars in thousands, except per share data):
	Years Ended December 31,
	2023	2022
Numerator:
Net loss	$(40,178)	$(71,525)

Denominator:
Weighted-average shares of Class A common stock outstanding	556,826	53,074
Net loss per share, basic and diluted	$(72.16)	$(1,347.65)